Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other assets abstract
Schedule of other non current and current assets

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	10,290	253	10,543	1,100	9	1,109
Prepayments and accrued income	—	10,656	10,656	10	13,415	13,425
Other assets	1,614	9,805	11,419	487	10,252	10,739
Total	11,904	20,714	32,618	1,597	23,676	25,273